Pension Plans and Similar Obligations - Present Value of the DBO and the Fair Value of the Plan Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Plans and Similar Obligations
Present value of the DBO	€ 1,737	€ 2,078
Fair value of the plan assets	1,623	1,852
Net defined benefit liability (asset)	€ 177	€ 226
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	54.00%	65.00%
Germany
Pension Plans and Similar Obligations
Present value of the DBO	€ 949	€ 1,194
Fair value of the plan assets	953	1,183
Net defined benefit liability (asset)	€ 0	€ 11
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	0.00%	3.00%
Present value of the DBO provides for lumpsum Payments	€ 899	€ 1,125
Foreign Countries [Member]
Pension Plans and Similar Obligations
Present value of the DBO	577	667
Fair value of the plan assets	579	578
Net defined benefit liability (asset)	€ 57	€ 89
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	20.00%	27.00%
Present value of the DBO provides for Annuity Payments	€ 448	€ 524
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO	211	217
Fair value of the plan assets	91	91
Net defined benefit liability (asset)	€ 120	€ 126
% of Non-current other financial assets	0.00%	0.00%
% of Non-current provisions	33.00%	35.00%